LONG-TERM DEBT AND CREDIT FACILITIES - Revolving credit and term loan facilities (Details) - USD ($) $ in Millions				12 Months Ended
	Jan. 01, 2022	Jul. 23, 2021	Dec. 16, 2019	Dec. 31, 2021	Dec. 31, 2020
Long-term debt
Carrying Amount				$ 1,629.9	$ 1,923.9
Letters of credit				6.5
Proceeds from drawdown of debt				200.0	950.0
Repayment of debt				500.0	850.0
Amount held in separate bank account for repayments				$ 11.4	13.7
Tasiast Mauritanie Ltd. S.A.
Long-term debt
Maximum borrowing capacity			$ 300.0
Interest rate (as a percent)				4.38%
Standby fee (as percent of unused availablity)				1.60%
Proceeds from drawdown of debt			200.0
Remaining borrowing capacity			$ 100.0
Repayment of debt				$ 20.0
Amount held in separate bank account for repayments				25.0
Revolving credit facility
Long-term debt
Maximum borrowing capacity		$ 1,500.0
Borrowings, maturity		Jul. 23, 2026
Carrying Amount				206.5	$ 7.5
Amount drwan from letter of credit	$ 1,100.0			$ 200.0
Interest rate (as a percent)				1.45%
Standby fee (as percent of unused availablity)				0.29%
Letter of credit | Minimum
Long-term debt
Interest rate (as a percent)				0.967%
Letter of credit | Maximum
Long-term debt
Interest rate (as a percent)				1.45%